Defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan
Employer matching contribution, percent	100.00%
Employer matching contribution pay, percent	4.00%
Percentage of vesting contribution	100.00%
Vesting percentage	100.00%
UNITED STATES
Defined Contribution Plan
Employer matching contribution, amount	$ 0.1	$ 0.1	$ 0.0
PRC
Defined Contribution Plan
Employer matching contribution, amount	$ 0.7	$ 0.4	$ 0.4